Other intangible assets - Summary of Other Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	£ 15,515	£ 14,768
Charge for the year	(1,258)	(1,454)	£ (1,212)
Impairment losses	(888)	(317)
Ending Balance	16,748	15,515	14,768
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	31,639	29,347
Exchange adjustments	(495)	(184)
Capitalised development costs	323	246
Additions through business combinations	1,985	913
Other additions	1,281	1,436
Disposals and asset write-offs	(1,070)	(179)
Other movements	(4,534)
Transfer to Assets Held for Sale	(12)
Reclassifications	85	60
Ending Balance	29,202	31,639	29,347
Depreciation and amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(12,612)	(11,314)
Exchange adjustments	117	90
Charge for the year	(1,258)	(1,454)
Disposals and asset write-offs	315	80
Other movements	2,008
Transfer to Assets Held for Sale	6
Reclassifications	12	(14)
Ending Balance	(11,412)	(12,612)	(11,314)
Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(3,512)	(3,265)
Exchange adjustments	100	3
Impairment losses	(888)	(320)
Reversal of impairments	0	3
Disposals and asset write-offs	754	89
Other movements	2,526
Reclassifications	(22)	(22)
Ending Balance	(1,042)	(3,512)	(3,265)
Depreciation, amortization, and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(16,124)
Ending Balance	(12,454)	(16,124)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	579	602
Ending Balance	607	579	602
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,168	1,984
Exchange adjustments	(20)	(8)
Capitalised development costs	0	0
Additions through business combinations	0	0
Other additions	195	166
Disposals and asset write-offs	(117)	(39)
Other movements	0
Transfer to Assets Held for Sale	(12)
Reclassifications	78	65
Ending Balance	2,292	2,168	1,984
Computer software | Depreciation and amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,479)	(1,307)
Exchange adjustments	11	7
Charge for the year	(220)	(211)
Disposals and asset write-offs	106	33
Other movements	0
Transfer to Assets Held for Sale	6
Reclassifications	(2)	(1)
Ending Balance	(1,578)	(1,479)	(1,307)
Computer software | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(110)	(75)
Exchange adjustments	1	(1)
Impairment losses	(8)	(6)
Reversal of impairments	0	3
Disposals and asset write-offs	10	5
Other movements	0
Reclassifications	0	(36)
Ending Balance	(107)	(110)	(75)
Computer software | Depreciation, amortization, and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,589)
Ending Balance	(1,685)	(1,589)
Licenses, patents, amortised brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	14,936	14,166
Ending Balance	16,141	14,936	14,166
Licenses, patents, amortised brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	29,471	27,363
Exchange adjustments	(475)	(176)
Capitalised development costs	323	246
Additions through business combinations	1,985	913
Other additions	1,086	1,270
Disposals and asset write-offs	(953)	(140)
Other movements	(4,534)
Transfer to Assets Held for Sale	0
Reclassifications	7	(5)
Ending Balance	26,910	29,471	27,363
Licenses, patents, amortised brands | Depreciation and amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(11,133)	(10,007)
Exchange adjustments	106	83
Charge for the year	(1,038)	(1,243)
Disposals and asset write-offs	209	47
Other movements	2,008
Transfer to Assets Held for Sale	0
Reclassifications	14	(13)
Ending Balance	(9,834)	(11,133)	(10,007)
Licenses, patents, amortised brands | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(3,402)	(3,190)
Exchange adjustments	99	4
Impairment losses	(880)	(314)
Reversal of impairments	0	0
Disposals and asset write-offs	744	84
Other movements	2,526
Reclassifications	(22)	14
Ending Balance	(935)	(3,402)	£ (3,190)
Licenses, patents, amortised brands | Depreciation, amortization, and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(14,535)
Ending Balance	£ (10,769)	£ (14,535)